Operating Leases (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 01, 2024	Mar. 15, 2023	Jul. 25, 2023	Jun. 30, 2024	Jun. 30, 2023
Lease term description				Our lease terms may include one or more options to extend the lease terms, for periods from one year to 20 years
Accrued expenses				$ 736,407	$ 2,439,794
Lease expenses				7,640	6,744
Minimum lease payments				95,548	111,796
Additional lease expense				106,100	134,700
Lease impairment costs				3,159,477	1,015,997
Nevada Facility [Member]
Lease expenses					723,000
Ongoing operations expenses				670,200
Lease Contract [Member]
Lease term description		Company entered into a lease for approximately 20,400 square feet of warehouse and office space, located in Tampa, Florida, to be used as the Company’s distribution center
Lease expenses				374,500	27,800
Lease Contract One [Member]
Lease term description			the Company entered into a lease for approximately 5,700 square feet of office space, located in Tampa, Florida, to be used as the Company’s corporate headquarters
Lease expenses				140,658	0
MFA 2510 Merchant LLC [Member]
Lease term description	the Company entered into a lease agreement with MFA 2510 Merchant LLC, which is owned by our CEO, Allan Marshall. The lease is for approximately 10,000 square feet of warehouse and office space, located in Odessa, Florida for $20,060 per month. The initial term of the lease is five years
Leasehold improvements expenses	$ 611,768
Accrued expenses				100,004
Lease expenses				79,950
Cygnet [Member]
Lease expenses				$ 43,180	$ 102,228
Lease expiration				Oct. 08, 2026
Lease impairment costs				$ 289,969